TAXES (Details Narrative)	1 Months Ended	6 Months Ended
	Oct. 31, 2025	Dec. 31, 2025
Operating Loss Carryforwards [Line Items]
Enterprise Income tax rate		25.00%
Preferential rate	15.00%
High And New Technology Enterprises [Member]
Operating Loss Carryforwards [Line Items]
Preferential rate		15.00%
Wuxi Li Bang [Member]
Operating Loss Carryforwards [Line Items]
Preferential rate		15.00%